Form N-1A Supplement	Sep. 18, 2025
Value Line Asset Allocation Fund, Inc. | VALUE LINE ASSET ALLOCATION FUND INC
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT dated September 18, 2025

to the PROSPECTUS

and STATEMENT OF ADDITIONAL INFORMATION

dated May 1, 2025
of

Value Line Core Bond Fund
Value Line Asset Allocation Fund, Inc.
Value Line Capital Appreciation Fund, Inc.
Value Line Select Growth Fund, Inc.
Value Line Small Cap Opportunities Fund, Inc.
Value Line Larger Companies Focused Fund, Inc.
Value Line Mid Cap Focused Fund, Inc.
(each, a “Fund”)

The Prospectus and Statement of Additional Information dated May 1, 2025 are hereby revised as follows with immediate effect:

Value Line Capital Appreciation Fund, Inc. | VALUE LINE CAPITAL APPRECIATION FUND INC
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT dated September 18, 2025

to the PROSPECTUS

and STATEMENT OF ADDITIONAL INFORMATION

dated May 1, 2025
of

Value Line Core Bond Fund
Value Line Asset Allocation Fund, Inc.
Value Line Capital Appreciation Fund, Inc.
Value Line Select Growth Fund, Inc.
Value Line Small Cap Opportunities Fund, Inc.
Value Line Larger Companies Focused Fund, Inc.
Value Line Mid Cap Focused Fund, Inc.
(each, a “Fund”)

The Prospectus and Statement of Additional Information dated May 1, 2025 are hereby revised as follows with immediate effect: